Consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets
Cash and balances at central banks	£ 102,590	£ 98,337
Net loans and advances to bank	18,100	16,254
Reverse repurchase agreements and stock borrowing	9,739	13,997
Loans and advances to banks	27,839	30,251
Net loans and advances to customers	319,961	323,184
Reverse repurchase agreements and stock borrowing	29,177	26,735
Loans and advances to customers	349,138	349,919
Debt securities	92,269	78,933
Equity shares	581	450
Settlement balances	8,325	2,517
Derivatives	151,136	160,843
Intangible assets	6,570	6,543
Property, plant and equipment	4,370	4,602
Deferred tax	1,815	1,740
Prepayments, accrued income and other assets	3,620	3,726
Assets of disposal groups	83	195
Total assets	748,336	738,056
Liabilities
Bank deposits	40,059	39,479
Repurchase agreements and stock lending	8,651	7,419
Deposits by banks	48,710	46,898
Customer deposits	366,341	367,034
Repurchase agreements and stock lending	35,459	31,002
Customer accounts	401,800	398,036
Debt securities in issue	36,723	30,559
Settlement balances	7,799	2,844
Short positions	35,041	28,527
Derivatives	143,689	154,506
Provisions for liabilities and charges	6,995	7,757
Accruals and other liabilities	5,841	6,392
Retirement benefit liabilities	2,130	129
Deferred tax	501	583
Subordinated liabilities	10,602	12,722
Liabilities of disposal groups	14	10
Total liabilities	699,845	688,963
Equity
Non-controlling interests	734	763
Called up share capital	12,028	11,965
Reserves	35,729	36,365
Total equity	48,491	49,093
Total liabilities and equity	748,336	738,056
Ordinary shareholders	41,134	41,707
Other equity owners	6,623	6,623
Owners' equity	£ 47,757	£ 48,330